SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue	$ 187,022	$ 172,929	$ 124,497
UNITED STATES
Segment Reporting Information [Line Items]
Revenue	41,817	39,983	41,565
NETHERLANDS
Segment Reporting Information [Line Items]
Revenue	72,231	69,667	56,631
GERMANY
Segment Reporting Information [Line Items]
Revenue	61,765	49,771	13,002
Other
Segment Reporting Information [Line Items]
Revenue	$ 11,209	$ 13,508	$ 13,299